TAXATION - Composition of income tax (benefit)/expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
TAXATION
Current income tax expense		$ 13,858	$ 46,781	$ 6,286
Deferred income tax (benefit)/expense		(1,572)	15,507	5,194
Income tax expense	$ 1,577	$ 12,286	$ 62,288	$ 11,480